Environmental and other provisions (Schedule of detailed information about provisions) (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of other provisions [line items]
Current provisions	$ 29.9	$ 22.3
Non-current provisions	300.8	321.9
Total provisions	330.7	344.2	$ 303.3
Decommissioning, restoration and similar liabilities [Member]
Disclosure of other provisions [line items]
Current provisions	4.0	1.4
Non-current provisions	292.9	314.0
Total provisions	296.9	315.4	276.4
Deferred share units [Member]
Disclosure of other provisions [line items]
Current provisions	12.3	8.7
Non-current provisions	0.0	0.0
Total provisions	12.3	8.7	6.9
Restricted share units [Member]
Disclosure of other provisions [line items]
Current provisions	6.4	2.1
Non-current provisions	3.2	2.9
Total provisions	9.6	5.0	6.8
Performance share units [Member]
Disclosure of other provisions [line items]
Current provisions	1.9	0.7
Non-current provisions	3.6	1.9
Total provisions	5.5	2.6	3.0
Other provisions [Member]
Disclosure of other provisions [line items]
Current provisions	5.3	9.4
Non-current provisions	1.1	3.1
Total provisions	$ 6.4	$ 12.5	$ 10.2